Accrued Expenses and Other Current Liabilities - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Customer credits redeemed	$ 2.6	$ 5.6	$ 7.8	$ 22.9	$ 24.3	$ 55.9	$ 7.4
Revenue from breakage	7.7	1.8	18.4	5.0	11.5	3.3	0.8
Increase and decrease in revenue	1.5	$ 4.6	0.2	$ 4.5	2.3	$ 5.1	$ 15.3
Milestone payment	$ 6.0		$ 6.0
Reduction In Estimated Rate Of Future Cancellations					$ 43.8